LEASES - Narrative (Details) - USD ($)			12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities	$ 1,127,000,000	$ 1,559,000,000	$ 1,127,000,000
Deferred tax assets	8,680,000,000		8,680,000,000	$ 8,287,000,000
Deferred tax liabilities	2,331,000,000		2,331,000,000	2,374,000,000
Finance lease assets				363,000,000
Finance lease liabilities				423,000,000
Right-of-use assets	1,235,000,000	1,768,000,000	1,235,000,000
Equity	40,483,000,000		40,483,000,000	44,108,000,000	$ 40,855,000,000	$ 32,325,000,000
Interest expense on lease liabilities			98,000,000
Payments of lease liabilities, classified as financing activities			320,000,000
Depreciation and impairment charges for right-of-use assets			406,000,000
Additions to right-of-use assets			259,000,000
Expense related to short-term leases			165,000,000
Expense related to leases of low-value assets			68,000,000
Expense relating to variable lease payments not included in measurement of lease liabilities			65,000,000
Income from subleasing right-of-use assets			0
Gains (losses) arising from sale and leaseback transactions			0
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets, as adjusted		1,405,000,000
Lease liabilities		1,136,000,000
Adjustment to right-of-use assets for favorable terms of operating lease acquired in business combinations		77,000,000
Adjustment to right-of-use assets for amounts prepaid for the right of use of land		192,000,000
Deferred tax assets		0
Deferred tax liabilities		0
Right-of-use assets		1,136,000,000
Retained Earnings
Disclosure of initial application of standards or interpretations [line items]
Equity	$ 22,883,000,000		22,883,000,000	$ 25,611,000,000	$ 20,635,000,000	$ 16,049,000,000
Retained Earnings | IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Equity		$ 0
Disposal group, disposed of by sale, not discontinued operations | Global Chartering Limited
Disclosure of initial application of standards or interpretations [line items]
Decrease of right-of-use assets			390,000,000
Decrease of lease liabilities			$ 400,000,000
Proportion of ownership interest in subsidiary sold	50.00%